Promissory Notes Payable, Convertible Debentures, and Silver Loan (Details Narrative)																				1 Months Ended				3 Months Ended		12 Months Ended
	Mar. 25, 2025 USD ($)	Mar. 21, 2025 USD ($)	Jan. 31, 2025 USD ($)	Jan. 17, 2025 USD ($)	Dec. 30, 2024 USD ($)	Dec. 19, 2024 USD ($)	Dec. 12, 2024 USD ($)	Nov. 08, 2024 USD ($)	Nov. 06, 2024 USD ($)	Sep. 25, 2024 USD ($)	Aug. 08, 2024 USD ($) shares	Jun. 30, 2023 USD ($)	Jun. 23, 2023 USD ($)	Feb. 21, 2023 USD ($)	Dec. 06, 2022 USD ($)	Jun. 17, 2022 USD ($)	Jan. 28, 2022 USD ($)	Jan. 07, 2022 USD ($)	Dec. 20, 2021 USD ($)	Jan. 31, 2025 USD ($)	Aug. 31, 2024 $ / shares shares	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares	Oct. 31, 2024 $ / shares shares	Aug. 08, 2024 $ / shares	Jun. 17, 2022 $ / shares	Jan. 28, 2022 $ / shares	Sep. 22, 2021 USD ($)
Short-Term Debt [Line Items]
Interest expense																								$ 2,210,998	$ 2,083,735	$ 8,091,412	$ 7,124,527
Principal amount													$ 21,000,000
Principal payment																											1,599,569
Convertible debt																$ 66,000,000
Project finance package convertible debenture																			$ 50,000,000
Project financing fee																			51,000,000
Project finance package amount													67,000,000
Debt amount available under stream													46,000,000
Previously proposed													37,000,000
Gross proceeds received													$ 9,000,000
Royalty percentage			0.35%	0.35%		0.35%	0.35%						1.35%					1.35%
comprehensive (loss) income.													$ 6,980,932											$ (4,313,671)	(5,293,664)	$ (29,152,646)	(12,877,752)
Interest rate																								10.60%		10.70%
Gain (loss) on debt modification																										$ 1,308,062	(99,569)
Interest expense																								$ 8,907	27,008	50,560	23,669
Loss on debt settlement, interest by issuance of shares																										$ 397,016	268,889
Debt description													The maturity date of any drawings under the Debt Facility will be June 30, 2030. For every $5,000,000 or part thereof advanced under the Debt Facility, the Company will grant a new 0.5% life-of-mine gross revenue royalty, on the same terms as the Royalty, to a maximum of 2.0% on the Primary Claims and 1.4% on the Secondary Claims. The Company may buy back 50% of these royalties for $20,000,000							As consideration for Sprott advancing the debt facility the Company granted Sprott a royalty for 1.0% of life-of-mine gross revenue from mining claims considered to be historically worked, contiguous to current accessible underground development, and covered by the Company’s 2021 ground geophysical survey and a 0.70% rate will apply to claims outside of these areas.				The key assumptions used in the revaluation are production of 700,000,000 lbs of zinc, 385,000,000 lbs of lead, 8,700,000 oz of silver over 14 years and commodity prices of 1.20 $/lb to 1.28 $/lb for zinc, 0.91 $/lb to 0.93 $/lb for lead, and 27.76 $/oz to $31.96 $/oz for silver		The key assumptions used in the revaluation are production of 676,000,000 lbs of zinc, 366,000,000 lbs of lead, 8,800,000 oz of silver over 14 years and commodity prices of 1.20 $/lb to 1.27 $/lb for zinc, 0.94 $/lb to 0.97 $/lb for lead, and 27.61 $/oz to $31.7 $/oz for silver.
Gains (loss) on extinguishment debt																										$ (1,308,062)	99,569
Stream funding description													On June 23, 2023, all conditions were met for the closing of the Stream, and $46,000,000 was advanced to the Company. The Stream is secured by the same security package that is in place with respect to the RCD, CD1, and CD2. The Stream is repayable by applying 10% of all payable metals sold until a minimum quantity of metal is delivered consisting of, individually, 63.5 million pounds of zinc, 40.4 million pounds of lead, and 1.2 million ounces of silver (subsequently amended, as described below). Thereafter, the Stream would be repayable by applying 2% of payable metals sold. The delivery price of streamed metals will be 20% of the applicable spot price. At the Company’s option, the Company may buy back 50% of the Stream Amount at a 1.40x multiple of the Stream Amount between the second and third anniversary of the date of funding, and at a 1.65x multiple of the Stream Amount between the third and fourth anniversary of the date of funding.
Transactions costs related to stream													$ 740,956
Stream debenture non current													$ 45,259,044
Accertion expenses																								$ 945,295	1,099,060	4,003,934	2,516,593
Gain loss on revaluation liability																								4,699,460	217,000	230,000	3,128,956
Stream debenture																								53,796,540		56,987,000
Long term loans payable																								$ 36,379,996		$ 31,802,708
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares																								147,319,757		147,219,360
Other interest expense																											1,708
Stream funding description													On June 23, 2023, all conditions were met for the closing of the Stream, and $46,000,000 was advanced to the Company. The Stream is secured by the same security package that is in place with respect to the RCD, CD1, and CD2. The Stream is repayable by applying 10% of all payable metals sold until a minimum quantity of metal is delivered consisting of, individually, 63.5 million pounds of zinc, 40.4 million pounds of lead, and 1.2 million ounces of silver (subsequently amended, as described below). Thereafter, the Stream would be repayable by applying 2% of payable metals sold. The delivery price of streamed metals will be 20% of the applicable spot price. At the Company’s option, the Company may buy back 50% of the Stream Amount at a 1.40x multiple of the Stream Amount between the second and third anniversary of the date of funding, and at a 1.65x multiple of the Stream Amount between the third and fourth anniversary of the date of funding
Stream debenture non current													$ 740,956											$ 51,204,163		52,923,747	51,138,000
Tranche 1 Warrants [Member]
Short-Term Debt [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares											1,280,591										1,280,591
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																					$ 0.16								$ 0.16
Tranche 2 Warrants [Member]
Short-Term Debt [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares											400,000																	400,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																												$ 0.16	0.16
Tranche 4 Warrants [Member]
Short-Term Debt [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares											476,793
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																													$ 0.12
First Tranche Silver Loan [Member]
Short-Term Debt [Line Items]
Interest rate											15.00%
Debt description											the number of U.S. dollars equal to 609,805 ounces of silver
Loans											$ 1,200,000
Principal amount											16,422,039
Long term loans payable					$ 1,201,781			$ 1,076,563	$ 5,422,474	$ 5,352,438	$ 13,225,005
Second Tranche Silver Loan [Member]
Short-Term Debt [Line Items]
Debt description										the number of U.S. dollars equal to 200,000 ounces of silver
Principal amount										$ 6,369,000
Third Tranche Silver Loan [Member]
Short-Term Debt [Line Items]
Debt description									the number of U.S. dollars equal to 198,777 ounces of silver
Principal amount									$ 6,321,112
Fourth Tranche Silver Loan [Member]
Short-Term Debt [Line Items]
Debt description								the number of U.S. dollars equal to 39,620 ounces of silver
Principal amount								$ 1,250,000
Fifth Tranche Silver Loan [Member]
Short-Term Debt [Line Items]
Debt description					the number of U.S. dollars equal to 50,198 ounces of silver
Principal amount					$ 1,478,847
Consolidated Balance Sheets [Member]
Short-Term Debt [Line Items]
Interest payable																								284,741	70,093	510,411	510,411
Other Comprehensive Income (Loss) [Member]
Short-Term Debt [Line Items]
changes in fair value of credit risk																								540,898	288,372	(1,107,109)	554,787
Consolidated Balance Sheets [Member]
Short-Term Debt [Line Items]
Interest expense																								499,315	504,863	2,030,548
Consolidated Balance Sheet [Member]
Short-Term Debt [Line Items]
Interest expense																										510,411	2,368,233
Interest Expense [Member]
Short-Term Debt [Line Items]
Accertion expenses																								563,705	258,940	1,615,066	233,407
Convertible Debt [Member]
Short-Term Debt [Line Items]
Principal amount																$ 15,000,000	$ 6,000,000
Increase in debt																	$ 5,000,000
Maturity date, description																matured on March 31, 2025	matures on July 7, 2023				the maturity date of CD1 from March 31, 2026, to March 31, 2028, and that CD1 would remain outstanding until the new maturity date unless the Company elects to exercise its option of early repayment	the maturity date of CD1 from March 31, 2025, to March 31, 2026	maturity date would be amended from July 7, 2023 to March 31, 2025
Interest rate																10.50%	7.50%
Debt instrument convertible conversion price | $ / shares																														$ 0.0029	$ 0.30
changes in fair value of credit risk																								78,364	157,232	(890,258)	1,673,776
Convertible Debt [Member] | 3 Quartely Payments Beginning June 30, 2024 [Member]
Short-Term Debt [Line Items]
Debt advance payment																$ 2,000,000						$ 2,000,000
Gain (loss) on debt modification																										941,861	3,833
Gains (loss) on extinguishment debt																										(941,861)	(3,833)
Convertible Debt [Member] | Maturity Date [Member]
Short-Term Debt [Line Items]
Debt advance payment																9,000,000						9,000,000
Bridge Loan [Member]
Short-Term Debt [Line Items]
Principal amount															$ 5,000,000
Gain (loss) on debt modification													(222,754)
Debt description															The Bridge Loan bears interest at 10.5% per annum and matures at the earlier of (i) the advance of the Stream, or (ii) June 30, 2024. In addition, the minimum quantity of metal delivered under the Stream, if advanced, would increase by 5% relative to amounts previously announced.
Increase in quantity delivered															5.00%
Gains (loss) on extinguishment debt													222,754
Bridge Loan [Member] | Consolidated Balance Sheets [Member]
Short-Term Debt [Line Items]
Interest expense																											346,550
Debt Facility [Member]
Short-Term Debt [Line Items]
Principal amount			$ 6,000,000	$ 5,000,000									21,000,000							$ 6,000,000
Debt advance payment													$ 5,000,000
Interest rate													10.00%
Debt description													The maturity date of any drawings under the Debt Facility will be June 30, 2030. For every $5,000,000 or part thereof advanced under the Debt Facility, the Company will grant a new 0.5% life-of-mine gross revenue royalty, on the same terms as the Royalty, to a maximum of 2.0% on the Primary Claims and 1.4% on the Secondary Claims. The Company may buy back 50% of these royalties for $20,000,000.
Accertion expenses																								525,540		31,280
Debt term													2 years
Interest repayment rate													15.00%
Maturity date													Jun. 30, 2030
Royalties payment													$ 20,000,000
Proceeds from debt						$ 5,000,000	$ 5,000,000
Net liability																								$ 20,060,254		9,236,610
Multi-metal Stream [Member]
Short-Term Debt [Line Items]
Convertible debt																			37,000,000
Non Convertible Promissory Notes Payable [Member]
Short-Term Debt [Line Items]
Non convertible promissory note																																$ 2,500,000
Interest rate																																15.00%
Percentage of one time penalty												$ 10
Principal amount												99,569										99,569
Convertible debt												$ 150,000										150,000
Debt advance payment														$ 18,000								$ 15,000
Non Convertible Promissory Notes Payable [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Convertible debt														120,000
Non Convertible Promissory Notes Payable [Member] | Another Party [Member]
Short-Term Debt [Line Items]
Convertible debt														$ 120,000
Promissory Note [Member]
Short-Term Debt [Line Items]
Interest expense																											$ 189,179
RCD Note [Member]
Short-Term Debt [Line Items]
Interest rate																		9.00%
Principal amount																		$ 8,000,000
Convertible debt													$ 96,000,000						8,000,000				$ 8,000,000
Royalty percentage													1.85%					1.85%
Maturity date, description																							maturity date from July 7, 2023 to March 31, 2025
CD1 Note [Member]
Short-Term Debt [Line Items]
Convertible debt																			5,000,000
Increase in debt																			$ 6,000,000
Debt instrument convertible conversion price | $ / shares																								$ 0.209		$ 0.208	$ 0.227
CD1 Note [Member] | Convertible Debt [Member]
Short-Term Debt [Line Items]
Debt instrument convertible conversion price | $ / shares																					$ 0.30
CD2 Note [Member]
Short-Term Debt [Line Items]
Convertible debt																$ 15,000,000
Debt instrument convertible conversion price | $ / shares																								$ 0.202		$ 0.202	$ 0.219
CD2 Note [Member] | Convertible Debt [Member]
Short-Term Debt [Line Items]
Maturity date, description																					March 31, 2026, to March 31, 2029
Debt instrument convertible conversion price | $ / shares																					$ 0.29
CD1 And CD2 Note [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Debt advance payment													$ 6,000,000
CD1 And CD2 Note [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Debt advance payment													$ 15,000,000
Convertible Debt One [Member] | Convertible Debt [Member]
Short-Term Debt [Line Items]
Maturity date, description																					the maturity date of CD1 from March 31, 2026, to March 31, 2028
Gain (loss) on debt modification																										$ 366,201	$ 58,657
Gains (loss) on extinguishment debt																										(366,201)	(58,657)
Convertible Debt Two [Member] | Convertible Debt [Member]
Short-Term Debt [Line Items]
Maturity date, description																					the maturity date of CD2 from March 31, 2026, to March 31, 2029
Silver Loan [Member]
Short-Term Debt [Line Items]
changes in fair value of credit risk																								$ 6,068,932		2,820,533
Silver Loan [Member] | Other Comprehensive Income (Loss) [Member] | Credit Risk [Member]
Short-Term Debt [Line Items]
changes in fair value of credit risk																								1,491,644		$ 2,703,914
Unsecured Promissory Note [Member]
Short-Term Debt [Line Items]
Interest rate		12.00%
Principal amount																								3,088,000
Interest expense																								$ 7,097
Advance received	$ 2,325,000	$ 763,000
Unsecured Promissory Note [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Principal amount		$ 3,400,000